Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Standards, Amendments to Standards and Interpretations

Standard	Description	Mandatory application	Expected effects
IFRS 16	“Leases”	January 1, 2019	See below
Amendment to IFRS 9	“Financial instruments” Early repayment regulations with negative compensation	January 1, 2019	No effects
IFRIC 23	Uncertainty over income tax treatments	January 1, 2019	No effects
Amendment to IAS 19	“Employee benefits” Plan Amendments, curtailments or settlements	January 1, 2019	No effects
Amendment to IAS 28	“Holdings in associated companies and joint ventures” Long term holdings in associated companies and joint ventures	January 1, 2019	No effects
Annual Improvements to IFRSs	Annual improvements to IFRSs Cycle 2015-2017	January 1, 2019	No effects

Biofrontera has not implemented early adoption or does not intend to implement early adoption of the following standards, interpretations and amendments to the set of regulations approved by the IASB:

Standard	Description	Mandatory application	Expected effects
Amendment to IFRS 3	“Business combinations”: Definition of a business	January 1, 2020	No effects
Amendment to IFRS 9	“Financial instruments”, IFRS 7 “Financial instruments: Disclosures” and IAS 39 “Financial instruments: Recognition and valuation”: Interest Rate Benchmark Reform	January 1, 2020	No effects
Amendment to IAS 1	“Presentation of financial statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors”: definition of “material”	January 1, 2020	No effects
Amendment to IAS 1, IAS 8	“Presentation of financial statements”: classification of liabilities as current or non-current	January 1, 2022	No effects
Amendments to References to the Conceptual Framework	References to the Conceptual Framework	January 1, 2020	No effects
IFRS 17	Insurance Contracts	January 1, 2022	No effects

Schedule of Carrying Amounts of Financial Assets

The first-time application of IFRS 16 had the following effects:

Leasing	31.12.2018	Amendment IFRS 16	01.01.2019
in EUR thousands	carrying amount	carrying amount
Tangible assets	794	2,335	3.129
Loss carried forward	(145,383)	32	(145,350)
Non-current financial liabilities	13,462	1,698	15,160
Current financial liabilities	165	606	771

Schedule of Fair Value of Assets and Liabilities on the Acquisition Date

The fair values of the assets and liabilities (in accordance with IFRS 3) on the acquisition date March 25, 2019 are as follows:

in EUR thousands	March 25, 2019
Non-current assets
Property, plant and equipment	1,340
Intangible assets	23,604
Total non-current assets	24,944

Current assets
Trade receivables	1,004
Cash and cash equivalents	20,231
Inventories	763
Other assets	3,758
Total other current assets	25,756
Total assets	50,700

Non-current liabilities
Financial liabilities	495

Current liabilities
Trade payables	1,795
Other current liabilities	22,110
Total current liabilities	23,905
Total equity and liabilities	24,400

Net assets	26,300
Purchase price (earn out)	11,488
Badwill	14,812

Schedule of Assumptions for Valuation of Intangible Assets

The assumptions for the valuation of the intangible assets are as follows:

Assets and liabilities identified at acquisition date	Fair value in EUR thousands	Valuation method	Operating life	Cost of capital
Intangible assets
Xepi™ marketing license	23,604	Acquisition method	139 months	9.1%

Summary of Results of Operations

The results of operations of Cutanea Life Sciences, Inc. including all subsidiaries is as follows:

in EUR thousands	March 25 – December 31, 2019
Sales revenue	822
Cost of sales	(1,148)
Gross profit on sales	(326)
Research and development costs	(103)
General administrative costs	(2,334)
Sales costs	(5,906)

Loss on operations	(8,669)
Interest expenses	(16)
Interest income	85
Other expenses	(1,996)
Other income due to reimbursement by Maruho	6,215
Other income	108
Loss before income tax	(4,273)
Income tax	65
Loss after income tax	(4,208)